Summary Prospectus and
Prospectus Supplement

March 24, 2025

Morgan Stanley ETF Trust

Supplement dated March 24, 2025 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2025

Eaton Vance High Yield ETF
(the "Fund")

Effective March 31, 2025 (the "Effective Date") Justin H. Bourgette and Bo Hunt will begin serving as portfolio managers of the Fund. Stephen Concannon, Jeffrey Mueller, Kelley Gerrity and Brandon Matsui will continue to serve as portfolio managers of the Fund.

Accordingly, on the Effective Date, the Summary Prospectus and Prospectus will be amended as follows:

The sections of the Summary Prospectus titled "Fund Management—Portfolio Managers" and Prospectus titled "Fund Summary—Fund Management—Portfolio Managers" are hereby deleted in their entirety and replaced with the following:

Portfolio Managers. Information about the individuals jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser or Sub-Adviser	Date Began Managing Fund
Justin H. Bourgette, CFA	Managing Director of the Adviser	March 2025
Stephen Concannon, CFA	Managing Director of the Adviser	October 2023
Bo Hunt	Managing Director of the Adviser	March 2025
Jeffrey Mueller	Managing Director of MSIM Limited	October 2023
Kelley Gerrity	Managing Director of the Adviser	October 2023
Brandon Matsui, CFA	Executive Director of the Adviser	October 2023

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management—Eaton Vance High Yield ETF" is hereby deleted in its entirety and replaced with the following:

Eaton Vance High Yield ETF

The Fund is managed by members of the High Yield team. The team consists of portfolio managers and analysts. The current members of the team primarily responsible for the day-to-day management of the Fund are Justin H. Bourgette, CFA, Stephen Concannon, CFA, Bo Hunt, Jeffrey Mueller, Kelley Gerrity and Brandon Matsui, CFA.

Mr. Bourgette, Mr. Concannon, Mr. Hunt and Ms. Gerrity are Managing Directors of the Adviser, manage other funds and have been employed by the Morgan Stanley organization for more than five years. Mr. Mueller is a Managing Director of the Sub-Adviser, manages other funds and has been employed by the Sub-Adviser for more than five years. Mr. Matsui is an Executive Director of the Adviser. Prior to joining the Adviser in 2023, Mr. Matsui served as the Head of Fixed Income for DWS' Systematic Investment Solutions group since 2016.

Please retain this supplement for future reference.

  EVHYETFSUMPROPSPT 3/25

Statement of Additional Information Supplement

March 24, 2025

Morgan Stanley ETF Trust

Supplement dated March 24, 2025 to the Morgan Stanley ETF Trust Statement of Additional Information dated January 28, 2025

Eaton Vance High Yield ETF (the "Fund")

Effective March 31, 2025 (the "Effective Date") Justin H. Bourgette and Bo Hunt will begin serving as portfolio managers of the Fund. Stephen Concannon, Jeffrey Mueller, Kelley Gerrity and Brandon Matsui will continue to serve as portfolio managers of the Fund.

Accordingly, on the Effective Date, the Statement of Additional Information will be amended as follows:

The section of the Statement of Additional Information titled "Investment Management and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2024—Eaton Vance High Yield ETF" is hereby deleted in its entirety and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Eaton Vance High Yield ETF
Justin H. Bourgette, CFA*	2	$8.9 billion	7	$724.9 million	2	$204.5 million
Stephen Concannon, CFA	7	$10.1 billion	6	$842.7 million	25	$10.2 billion
Bo Hunt*	1	$2.2 billion	4	$1.9 billion	3	$4.9 billion
Jeffrey Mueller	7	$10.3 billion	11	$3.0 billion	3	$4.9 billion
Kelley Gerrity	9	$12.8 billion	4	$678.1 million	23	$10.0 billion
Brandon Matsui, CFA	0	$0	4	$1.9 billion	3	$4.9 billion

*  As of February 28, 2025.

The section of the Statement of Additional Information titled "Investment Management and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Eaton Vance High Yield ETF" is hereby deleted in its entirety and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Eaton Vance High Yield ETF
Justin H. Bourgette, CFA*	None
Stephen Concannon, CFA	None
Bo Hunt*	None
Jeffrey Mueller	None
Kelley Gerrity	None
Brandon Matsui, CFA	$1-$10,000

*  As of February 28, 2025.

Please retain this supplement for future reference.